SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

The Company evaluated events occurring subsequent to December 31, 2011, identifying those that are required to be disclosed as follows:

On January 18, 2012, the Company settled $66,500 of outstanding accounts payable for $20,000.  The balance of $46,500 was recorded as a gain from settlement of accounts payable.

On February 23, 2012, the Company issued 117,001 shares of common stock in settlement of the $97,110 preferred stock dividends accrued through December 31, 2011.

On March 1, 2012, the Company announced that it has recruited SGS Life Science Services as the CRO for their Phase II study of CardioPET to assess myocardial perfusion and fatty acid uptake in coronary artery disease (CAD) patients. The phase II trial will be an open label trial designed to assess the safety and diagnostic performance of CardioPET as compared to stress echocardiography, myocardial perfusion imaging and angiography as a gold standard of background disease. Two trial sites are planned in Belgium and results are expected in the second half of 2012.